Commitments and contingencies - Open tax procedures - Vl (Details) - Year 2009 [Member] - Twenty-Second Administrative Litigation Court		1 Months Ended
	Jan. 14, 2020 PEN (S/)	May 31, 2019 PEN (S/)	Jan. 14, 2020 USD ($)	May 31, 2019 USD ($)
Disclosure of Commitments and contingencies [Line Items]
Percentage of injunction of tax debt		60.00%
Letters of guarantee outstanding, amount		S/ 171,791,000		$ 47,404,000
Validity of letter of guarantee		12 months
New guarantee contract
Disclosure of Commitments and contingencies [Line Items]
Percentage of injunction of tax debt	60.00%
Tax debt	S/ 196,485,000		$ 54,218,000
Letters of guarantee outstanding, amount	S/ 117,891,000		$ 32,531,000